Operating Expenses - Disclosure of payroll costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information of employees [Line Items]
Aggregate payroll costs	$ 61,643	$ 55,388	$ 43,616
General and administrative
Disclosure of information of employees [Line Items]
Aggregate payroll costs	25,322	26,438	22,943
Research and development
Disclosure of information of employees [Line Items]
Aggregate payroll costs	36,321	28,950	20,674
Total
Disclosure of information of employees [Line Items]
Aggregate payroll costs	$ 61,643	$ 55,388	$ 43,616